RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Schedule Of Amount Due From Related Parties [Table Text Block]

Due from related parties

	June 30,
	2017	2018

China Techenergy	$28,778	$29,182
Shenhua Information	3,267	3,570
Hollysys Machine	965	853
Hollycon	79	51
Shenzhen HollySys	2	22
Heilongjiang Ruixing	1,049	-
Beijing IPE	2	-

	$34,142	$33,678

Schedule Of Amount Due To Related Parties [Table Text Block]	Due to related parties
	June 30,
	2017	2018

China Techenergy	$1,117	$4,141
Hollysys Machine	817	828
Shenhua Information	353	348
Electric Motor	11	34
Beijing IPE	2	2
Hollycon	1	-

	$2,301	$5,353

Schedule of Related Party Transactions [Table Text Block]
Transactions with related parties

Purchases of goods and services from:

	Year ended June 30,
	2016	2017	2018

Electric Motor	$354	$29	$77
Hollycon	-	8	16
Hollysys Machine	555	749	-

	$909	$786	$93

Sales of goods and integrated solutions to:

	Year ended June 30,
	2016	2017	2018

China Techenergy	$3,657	$10,842	$11,519
Hollycon	-	108	225
Shenhua Information	847	765	86
Hollysys Machine	235	167	-
Beijing IPE	-	7	-

	$4,739	$11,889	$11,830

Operating lease income from:

	Year ended June 30,
	2016	2017	2018

Hollycon	-	602	731
Hollysys Machine	40	-	-

	$40	$602	$731